Share-based compensation - Summary of Black-Scholes Option-Pricing Models (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Payments [Line Items]
Weighted-average share price (in dollars per share)	$ 128.33	$ 124.47	$ 283.15
Bottom of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	51.50%	35.90%	34.10%
Risk-free interest rate (%)	3.50%	0.90%	0.20%
Expected life of stock options (years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Top of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	61.20%	60.00%	43.10%
Risk-free interest rate (%)	4.90%	4.50%	1.10%
Expected life of stock options (years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days